Taxes (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 59,343
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 2,325
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 61,668	R$ 59,259	R$ 55,582
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (8,537)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 53,131
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 51,683
Present value of tax loss /social contribution loss carryforwards	2,044
Present value of deferred tax assets	53,727
Present value of net deferred taxes	47,463
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 18,044
Temporary differences, percentage	30.40%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 971
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	41.80%
Deferred tax assets	R$ 19,015
Deferred tax assets, percentage	30.80%
Deferred tax liabilities	R$ (611)
Deferred tax liabilities, percentage	7.20%
Net deferred taxes	R$ 18,404
Net deferred taxes,percentage	34.60%
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 8,653
Temporary differences, percentage	14.60%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 212
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	9.10%
Deferred tax assets	R$ 8,865
Deferred tax assets, percentage	14.40%
Deferred tax liabilities	R$ (245)
Deferred tax liabilities, percentage	2.90%
Net deferred taxes	R$ 8,620
Net deferred taxes,percentage	16.20%
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 9,083
Temporary differences, percentage	15.30%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 23
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	1.00%
Deferred tax assets	R$ 9,106
Deferred tax assets, percentage	14.80%
Deferred tax liabilities	R$ (161)
Deferred tax liabilities, percentage	1.90%
Net deferred taxes	R$ 8,945
Net deferred taxes,percentage	16.80%
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 9,215
Temporary differences, percentage	15.50%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 25
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	1.10%
Deferred tax assets	R$ 9,240
Deferred tax assets, percentage	15.00%
Deferred tax liabilities	R$ (178)
Deferred tax liabilities, percentage	2.10%
Net deferred taxes	R$ 9,062
Net deferred taxes,percentage	17.10%
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 4,075
Temporary differences, percentage	6.90%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 652
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	28.00%
Deferred tax assets	R$ 4,727
Deferred tax assets, percentage	7.70%
Deferred tax liabilities	R$ (321)
Deferred tax liabilities, percentage	3.80%
Net deferred taxes	R$ 4,406
Net deferred taxes,percentage	8.30%
Later than five years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 10,273
Temporary differences, percentage	17.30%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 442
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	19.00%
Deferred tax assets	R$ 10,715
Deferred tax assets, percentage	17.30%
Deferred tax liabilities	R$ (7,021)
Deferred tax liabilities, percentage	82.10%
Net deferred taxes	R$ 3,694
Net deferred taxes,percentage	7.00%